Related Party Transactions (Details) - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 08, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2015	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions (Textual)
Consulting fee (per month)								$ 6,000
Accrued expense-related party		$ 9,974			$ 9,974			9,974	$ 33,974
Total accrued balance					$ 6,974			$ 9,974
Related party transaction, description					the Company made bonuses available to Folkson upon the Company hitting certain revenue milestones of $1,000,000 in a quarter, $3,000,000 in a quarter, and $5,000,000 in a quarter. Achieving those milestones would earn Folkson warrants with a $.50 and $1 strike price which would need to be exercised within 90 days of the respective quarterly or annual filing.			The Company made bonuses available to Folkson upon the Company hitting certain revenue milestones of $1,000,000 in a quarter and $3,000,000 in a quarter. Achieving those milestones would earn Folkson warrants with a $.50 and $1 strike price which would need to be exercised within 90 days of the respective quarterly or annual filing.
Professional fees		$ 217,025	$ 99,727		$ 578,535	$ 366,725		$ 683,706	781,178
Mr. Folkson [Member]
Related Party Transactions (Textual)
Warrants to acquire of shares	80,000
Consulting fee (per month)	$ 12,000						$ 6,000
Accrued expense-related party								$ 72,000	$ 72,000
Sale of stock, description				Mr. Folkson purchased 400,000 shares of stock at a strike price of $0.30 per share, valued at $120,000 which was charged to his accrual. During the nine months ended March 31, 2021, Folkson had been paid $51,000 against his total accrued balance to date
Professional fees							$ 18,000